Financial Instruments and Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended																										12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Dec. 27, 2013 CNS Therapeutics, Inc.	Sep. 27, 2013 CNS Therapeutics, Inc.	Oct. 01, 2012 CNS Therapeutics, Inc.	Dec. 27, 2013 Spain and Italy	Dec. 28, 2012 Spain and Italy	Sep. 27, 2013 Spain and Italy	Sep. 28, 2012 Spain and Italy	Sep. 30, 2011 Spain and Italy	Apr. 30, 2013 Senior Notes 3.50% Senior Note	Apr. 30, 2013 Senior Notes 4.75% Senior Note	Dec. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Recurring	Sep. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Recurring	Dec. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Carrying Value Other Assets	Sep. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Carrying Value Other Assets	Sep. 28, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) Carrying Value Other Assets	Dec. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Senior Notes 3.50% Senior Note	Sep. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Senior Notes 3.50% Senior Note	Dec. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Senior Notes 4.75% Senior Note	Sep. 27, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Senior Notes 4.75% Senior Note	Dec. 27, 2013 Significant Unobservable Inputs (Level 3) Recurring	Sep. 27, 2013 Significant Unobservable Inputs (Level 3) Recurring	Dec. 27, 2013 Significant Unobservable Inputs (Level 3) Carrying Value Other Assets	Sep. 27, 2013 Significant Unobservable Inputs (Level 3) Carrying Value Other Assets	Sep. 28, 2012 Significant Unobservable Inputs (Level 3) Carrying Value Other Assets	Dec. 27, 2013 Significant Other Observable Inputs (Level 2) Recurring	Sep. 27, 2013 Significant Other Observable Inputs (Level 2) Recurring	Sep. 27, 2013 Significant Other Observable Inputs (Level 2) Debentures 7.00% Debenture	Dec. 27, 2013 Significant Other Observable Inputs (Level 2) Debentures 8.00% Debenture	Sep. 27, 2013 Significant Other Observable Inputs (Level 2) Debentures 8.00% Debenture	Dec. 27, 2013 Significant Other Observable Inputs (Level 2) Debentures 9.50% Debenture	Sep. 27, 2013 Significant Other Observable Inputs (Level 2) Debentures 9.50% Debenture	Sep. 27, 2013 Securities Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase (decrease) in rabbi trust securities																																													$ 10.1
Fair value of contingent consideration upon acquisition																6.9								0	0								6.9	6.9				0	0
Maximum contingent payments for acquisition																9.0
Discount rate														1.00%	1.00%
Restricted cash																										20.3	24.0	24.6
Cash surrender value of life insurance																																			68.4	67.7	47.6
Increase (decrease) in cash surrender value of life insurance contracts											20.1
Stated interest rate																						3.50%	4.75%						3.50%	3.50%	4.75%	4.75%								7.00%	8.00%	8.00%	9.50%	9.50%
Net sales	$ 540.2	$ 545.2	$ 570.0	[1]	$ 585.3	$ 504.0	$ 513.1	$ 516.3	$ 523.1	$ 503.7	$ 2,204.5	$ 2,056.2	$ 2,021.8				$ 12.3	$ 12.2	$ 51.7	$ 55.0	$ 60.2

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.